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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

          Registrant Name     Variable Account A - American International Life
                                                   Assurance Company of New York

          File Number         811-4865

          Registrant CIK Number: 0000803401

Report as of the end of semiannual period:  / /  (a)
                              or fiscal year: 12/31/02  (b)
          Is this a transition report? (Y or N):  N
Is this form being completed by the registrant? (Y or N):  Y
Is this an amendment to a previous filing? (Y or N):  N
Is this a change to a previous filing? (Y or N):  N

1.A) Registrant Name: Variable Account A - American International Life
                                           Assurance Company of New York
  B) File Number: 811-4865
  C) Telephone Number: (713) 831-3504
2.A) Street: Post Office Box 1591
  B) City: Houston C) State: TX D) Zip Code: 77251 Zip Ext.: 1591
  E) Foreign Country:          Foreign Postal Code:

3. Is this the first filing on this form by the Registrant? (Y or N) --N---
4. Is this the last filing on this form by the Registrant? (Y or N) ---N---
5. Is Registrant a small business investment company (SBIC)? (Y or N) --N--
6. Is Registrant a unit investment trust (UIT)? (Y or N) --------Y---------

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UNIT INVESTMENT TRUSTS
For period ending: 12/31/02
File Number: 811-4865

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                           Number of        Total Assets         Total Income
                            Series        ($000's omitted)      Distributions
                           Investing                           ($000's omitted)

A. U.S. Treasury
   direct issue           ___________        __________           __________

B. U.S. Government
   agency                 ___________        __________           __________

C. State and municipal
   tax-free               ___________        __________           __________

D. Public utility debt    ___________        __________           __________

E. Brokers or dealers
   debt or debt of
   brokers' or dealers'
   parent                 ___________        __________           __________

F. All other corporate
   intermed. & long-term
   debt                   ___________        __________           __________

G. All other corporate
   short-term debt        ___________        __________           __________

H. Equity securities of
   brokers or dealers
   or parents of
   brokers or dealers     ___________        __________           __________

I. Investment company
   equity securities      ___________        __________           __________

J. All other equity
   securities                  9             $ 185,732            $ 2,490

K. Other securities       ___________        __________           __________

L. Total assets of all
   series of
   registrant                  9             $ 185,732            $ 2,490

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UNIT INVESTMENT TRUSTS
For period ending: 12/31/02
File Number: 811-4865

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $3,206

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                                   SIGNATURES

This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 25th day of February, 2003.

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
       (Name of Registrant)

BY:  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
             (Name of Depositor)

By: /s/ ROBERT F. HERBERT, JR.           Witness:  /s/ LAUREN W. JONES
    -----------------------------                -------------------------------
    Robert F. Herbert, Jr.                         Lauren W. Jones
    Senior Vice President,                         Assistant Secretary
         Treasurer & Controller                    American International Life
    American International Life                    Assurance Company of
    Assurance Company of                           New York
         New York